Derivative Instruments: - Gas hedges (Details) - Natural gas swaps item in Millions	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Derivative Instruments
Derivative liabilities | $	$ 13,154,000	$ 6,328,000
Collateral or letters of credit required to be posted with counterparties, if credit-risk-related contingent features were triggered due to credit rating being downgraded below investment grade | $	$ 13,154,000
Notional volume of natural gas derivatives (in MMBTUs)	87.2
2019
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	23.4
2020
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	22.1
2021
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	19.6
2022
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	12.6
2023
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	9.5